Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Inventory	Comprised as follows (U.S. dollars in thousands):
	June 30, 2024	December 31, 2023

Work in progress	$565	$546
Raw materials	60	61
	$625	$607